Revenue from contracts with customers (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Three months ended March 31,
	2023	2022
Type of products or services
QCaaS	$1,168	$1,384
Professional services	406	309
Other revenue	9	20
Total revenue, net	$1,583	$1,713
Timing of revenue recognition
Revenue recognized over the time	$1,542	$1,662
Revenue recognized at a point in time	41	51
Total revenue, net	$1,583	$1,713
The following table presents a summary of revenue by geography for the three months ended March 31, 2023 and 2022 (in thousands):
	Three months ended March 31,
	2023	2022
United States	$247	$777
Japan	308	434
Germany	288	263
United Kingdom	231	—
Other	509	239
Total revenue	$1,583	$1,713

The following table depicts the disaggregation of revenue by type of products or services and timing of transfer of products or services (in thousands):
	Year ended December 31,
	2022	2021	2020
Type of products or services
QCaaS	$5,616	$4,424	$4,313
Professional services	1,478	1,786	426
Other revenue	79	69	421
Total revenue, net	$7,173	$6,279	$5,160
	Year ended December 31,
	2022	2021	2020
Timing of revenue recognition
Revenue recognized over the time	$6,960	$6,090	$4,688
Revenue recognized at a point in time	213	189	472
Total revenue, net	$7,173	$6,279	$5,160
The following table presents a summary of revenue by geography for the years ended December 31, 2022, 2021 and 2020:
	Years ended December 31,
	2022	2021	2020
United States	$3,342	$3,425	$3,119
Japan	1,241	1,614	1,630
Germany	1,150	741	155
Other	1,440	499	256
Total revenue	$7,173	$6,279	$5,160

Significant customers
The tables below present the significant customers on a percentage of total revenue basis for the three months ended March 31, 2023 and 2022.
	Three months ended March 31,
	2023	2022
Customer A	15%	14%
Customer B	13%	13%

The tables below present the significant customers on a percentage of total revenue basis for the years ended December 31, 2022, 2021 and 2020.
	Years ended December 31,
	2022	2021	2020
Customer A	14%	15%	22%
Customer B	12%	13%	17%
Customer C	11%	12%	10%

Accounts receivable, contract assets and liabilities, and changes in deferred revenue
The following table provides information about account receivable, contract assets and liabilities as of March 31, 2023 and December 31, 2022 (in thousands):
	March 31,	December 31,
	2023	2022
Contract assets:
Trade account receivable	$542	$757
Unbilled receivables, included in 'Prepaid expenses and other current assets'	59	58
Total contract assets	601	815
Contract liabilities:
Deferred revenue, current	1,827	1,781
Deferred revenue, noncurrent	9	9
Customer deposit, included in 'Accrued expenses and other current liabilities'	45	45
Total contract liabilities	$1,881	$1,835
Changes in deferred revenue from contracts with customers were as follows (in thousands):
	March 31,	December 31,
	2023	2022
Balance at beginning of period	$1,790	$2,719
Deferral of revenue	1,166	5,325
Recognition of deferred revenue	(1,120)	(6,254)
Balance at end of period	$1,836	$1,790

The following table provides information about account receivable, contract assets and liabilities as of December 31, 2022 and December 31, 2021 (in thousands):
	December 31,	December 31,
	2022	2021
Contract assets:
Trade account receivable	$757	$421
Unbilled receivables, which are included in 'Prepaid expenses and other current assets'	58	17
Total contract assets	815	438
Contract liabilities:
Deferred revenue, current	1,781	2,665
Deferred revenue, noncurrent	9	54
Customer deposit, which are included in 'Accrued expenses and other current liabilities'	45	21
Total contract liabilities	$1,835	$2,740
Changes in deferred revenue from contracts with customers were as follows (in thousands):
	December 31,	December 31,
	2022	2021
Balance at beginning of period	$2,719	$4,713
Deferral of revenue	5,325	4,092
Recognition of deferred revenue	(6,254)	(6,086)
Balance at end of period	$1,790	$2,719